Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Contractual interest earned	$ 312,256	$ 243,115	$ 214,539
Amortization
Amortization of fair value hedge	(232)	(259)	(281)
Amortization of loan origination fees (net of amortized costs)	5,015	6,026	6,847
Amortization of fair value adjustment on purchased loans	322	508	439
Total loan interest income	317,361	249,390	221,544
Balance of unamortized fair value hedge included in loans as at year end	604	836	1,095
Balance of unamortized loan fees included in loans as at year end	$ 10,822	$ 11,878	$ 11,926